Cover	Feb. 14, 2025
Cover [Abstract]
Entity Registrant Name	NEXSCIENT, INC.
Entity Central Index Key	0001976663
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 14, 2025
Entity Ex Transition Period	false
Entity File Number	333-274532
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	92-2915192
Entity Address Address Line 1	2029 Century Park East
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	310
Local Phone Number	494-6620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false